INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]

Inventories are recorded at the lower of cost or market.  Inventories at March 31, 2013 and 2012 consist of the following:

	2013	2012
Finished Goods	$—	$—
Work-in-Process	676,726	25,200
Raw Materials	774,758	373,020
	1,451,484	398,220
Less: Inventory Valuation Reserve	(93,338)	(93,338)
	$1,358,146	$304,882